Cover Page	Nov. 19, 2021	Mar. 16, 2021
Document Information [Line Items]
Document Type		8-K
Document Period End Date	Nov. 19, 2021
Entity Registrant Name		Fulton Financial Corporation
Entity Incorporation, State or Country Code		PA
Entity File Number		001-39680
Entity Tax Identification Number		23-2195389
Entity Address, Address Line One		One Penn Square,
Entity Address, City or Town		Lancaster,
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		17602
City Area Code		717
Local Phone Number		291-2411
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0000700564
Amendment Flag		false
Common stock, par value $2.50
Document Information [Line Items]
Title of 12(b) Security		Common stock, par value $2.50
Trading Symbol		FULT
Security Exchange Name		NASDAQ
Depositary Shares, Each Representing 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series A
Document Information [Line Items]
Title of 12(b) Security		Depositary Shares, Each Representing 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol		FULTP
Security Exchange Name		NASDAQ